Loans and other borrowings - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Options	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	$ 1,420	$ 1,420
Syndicated facility [member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	$ 1,275
Bonds maturity date	March 2022
Interest rate	2.15%
Bilateral Facility [member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity date	March 2022
Facilities provided by banks	$ 75
Interest rate	2.15%
Finance lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.70%
Length of extension term (years)	20 years
Number of extension options | Options	2
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity date	28 November 2022
Interest rate	3.875%
Bond initial price percentage of face value	98.787%
Issued date	Nov. 28, 2012
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity date	14 August 2025
Interest rate	3.75%
Bond initial price percentage of face value	99.014%
Issued date	Aug. 14, 2015
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity date	24 August 2026
Interest rate	2.125%
Bond initial price percentage of face value	99.45%
Issued date	Aug. 24, 2016